Restructuring Charges - Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 102,404	$ 24,464	$ 0	$ 126,868
Property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	66,521	7,068		73,589
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19,373	15,004		34,377
Write-off of spare parts and inventory
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,934	2,278		9,212
Trademark impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,693	0		3,693
Write-off of purchase obligations and commitments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,420	0		2,420
Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,463	$ 114		$ 3,577